Financial Risks - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial risk management [line items]
Description of how management determines concentrations	The watchlist approach means exposure of instruments on the watchlist are intensively monitored. Financial assets are added to the watchlist based on if their relative change in fair value has surpassed a predetermined threshold: ∎ The fair value either drops to 80% and below the (amortized) cost price and stays there for six months; or ∎ The fair value falls by 20% over 3 months; or ∎ The fair value falls to 60% and below the (amortized) cost price.
Allowance account for credit losses of financial assets	€ 10	€ 129	€ 113
Amount of undiscounted expected credit losses at initial recognition	2	1
Amount held in general account investment readily redeemable and saleable	19,399	17,166
Undrawn committed borrowing facilities	2,623	3,435
Notional amount	950
Alternative Benchmark Rate [Member]
Disclosure of financial risk management [line items]
Notional amount	39,752
Debt securities [member]
Disclosure of financial risk management [line items]
Allowance account for credit losses of financial assets	237	276
Mortgage loans [member]
Disclosure of financial risk management [line items]
Allowance account for credit losses of financial assets	238	276	€ 214
Increase Decrease Through Transfers Financial Assets Allowance Account For Credit Losses Of Financial Assets	(14)	10
Recognization Of Allowance Account Of Credit Losses Of Financial Assets	(24)	(12)
Increase (decrease) in allowance account for credit losses of financial assets		(12)
Mortgage loans [member] | Bottom of range [member]
Disclosure of financial risk management [line items]
Increase (decrease) in allowance account for credit losses of financial assets	(14)
Mortgage loans [member] | Top of range [member]
Disclosure of financial risk management [line items]
Increase (decrease) in allowance account for credit losses of financial assets	(26)
Gross carrying amount [member]
Disclosure of financial risk management [line items]
Modification of financial assets	€ 0	0
Credit risk [member]
Disclosure of financial risk management [line items]
Expected credit loss rate	80.00%
Credit risk [member] | Later than three months and not later than six months [member]
Disclosure of financial risk management [line items]
Expected credit loss rate	60.00%
Credit risk [member] | Not later than three months [member]
Disclosure of financial risk management [line items]
Expected credit loss rate	20.00%
Legal risks [member]
Disclosure of financial risk management [line items]
Description of exposure to risk	Legal risks, as Aegon is required to make changes to documentation for new and existing transactions, such as funding instruments issued with an IBOR reference and derivatives held with an IBOR reference;
Financial risks [member]
Disclosure of financial risk management [line items]
Description of exposure to risk	Financial risks, arising from any changes in the valuation of financial instruments linked to benchmark rates, such as derivatives and floating rate notes, issued by, or invested in by Aegon;
Pricing risks [member]
Disclosure of financial risk management [line items]
Description of exposure to risk	Pricing risks, as changes to benchmark indices could impact pricing mechanisms on some funding instruments or investments;
Operational risks [member]
Disclosure of financial risk management [line items]
Description of exposure to risk	Operational risks, due to the potential requirement to adapt informational technology systems, trade reporting infrastructure and operational processes; and
Conduct risks [member]
Disclosure of financial risk management [line items]
Description of exposure to risk	Conduct risks, relating to communication with potential impact on Aegon’s customers, and engagement during the transition period.
Financial assets at fair value through profit or loss [member]
Disclosure of financial risk management [line items]
Maximum exposure to credit risk of financial assets	€ 1,736	1,376
Collateral and other credit enhancements obtained		€ 0